Stockholders' Equity - Assumptions used to determine the grant-date fair value (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2019
2019 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		40.00%
Risk-free interest rate		2.00%
Expected term		1 year 6 months
Discount for lack of marketability		25.00%
2018 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	35.00%
Risk-free interest rate	2.30%
Expected term	1 year 6 months
Discount for lack of marketability	30.00%